UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

February 28, 2013

1.814103.108

SNJ-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.7%
	Principal Amount	Value
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.27% 3/7/13, VRDN (a)	$ 950,000	$ 950,000
Florida - 0.4%
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.15% 3/7/13, LOC Bank of America NA, VRDN (a)	1,940,000	1,940,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.29% 3/7/13, VRDN (a)	500,000	500,000
0.29% 3/7/13, VRDN (a)	500,000	500,000
		1,000,000
Minnesota - 0.3%
St. Paul Port Auth. District Cooling Rev. Series 2009 9BB, 0.13% 3/7/13, LOC Deutsche Bank AG, VRDN (a)	1,400,000	1,400,000
New Jersey - 44.6%
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,190,000	4,190,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.11% 3/7/13, LOC Bank of New York, New York, VRDN (a)	27,405,000	27,404,994
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.09% 3/7/13, LOC Barclays Bank PLC, VRDN (a)	9,000,000	9,000,000
Series 2003 A2, 0.09% 3/7/13, LOC Barclays Bank PLC, VRDN (a)	14,650,000	14,650,000
Series 2003 A4, 0.09% 3/7/13, LOC Barclays Bank PLC, VRDN (a)	7,500,000	7,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.13% 3/7/13, LOC Citibank NA, VRDN (a)	2,000,000	2,000,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (Natural Gas Co. Proj.) Series 2011 A, 0.11% 3/1/13, VRDN (a)	6,200,000	6,200,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. (The Hun School of Princeton Proj.) Series 2004, 0.1% 3/7/13, LOC PNC Bank NA, VRDN (a)	2,925,000	2,925,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 14043, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,285,000	5,285,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.13% 3/7/13, LOC Bank of America NA, VRDN (a)	$ 24,925,000	$ 24,925,000
Series 2008 C, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	17,100,000	17,100,000
(Barnabas Health Proj.) Series 2011 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	2,460,000	2,460,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.1% 3/7/13, LOC PNC Bank NA, VRDN (a)	1,060,000	1,060,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	13,335,000	13,335,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.1% 3/7/13, LOC TD Banknorth, NA, VRDN (a)	21,165,000	21,165,000
(Virtua Health Proj.) Series 2009 D, 0.1% 3/7/13, LOC TD Banknorth, NA, VRDN (a)	800,000	800,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.14% 3/7/13, LOC Bank of America NA, VRDN (a)	9,300,000	9,300,000
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 A, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	16,300,000	16,300,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.09% 3/7/13, LOC Wells Fargo Bank NA, VRDN (a)	18,890,000	18,890,000
Series 2009 D, 0.09% 3/7/13, LOC Wells Fargo Bank NA, VRDN (a)	12,100,000	12,100,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.3% 3/7/13, VRDN (a)	2,000,000	2,000,000
		218,589,994
New Jersey/Pennsylvania - 4.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.12% 3/7/13, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
Series 2010 B, 0.12% 3/7/13, LOC Bank of America NA, VRDN (a)	7,500,000	7,500,000
		21,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.2% 3/7/13, LOC KeyBank NA, VRDN (a)	$ 100,000	$ 100,000
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.18% 3/7/13, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		1,100,000
New York & New Jersey - 9.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 3264, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,650,000	7,650,000
Series Putters 1546, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,385,000	8,385,000
Series ROC II R 664, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(d)	4,885,000	4,885,000
Series 1992 2, 0.16% 4/1/13, VRDN (a)(e)	6,900,000	6,900,000
Series 1997 1, 0.16% 4/1/13, VRDN (a)(e)	8,900,000	8,900,000
Series 1997 2, 0.16% 4/1/13, VRDN (a)(e)	7,900,000	7,900,000
		44,620,000
North Carolina - 0.4%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.12% 3/7/13, LOC Branch Banking & Trust Co., VRDN (a)	975,000	975,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Goodwill Cmnty. Proj.) Series 2002, 0.16% 3/7/13, LOC Bank of America NA, VRDN (a)	400,000	400,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 3/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
		1,975,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.31% 3/7/13, VRDN (a)	1,800,000	1,800,000
Tennessee - 0.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.17% 3/1/13, LOC Bank of America NA, VRDN (a)	1,315,000	1,315,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.4%
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(d)	$ 2,000,000	$ 2,000,000
TOTAL VARIABLE RATE DEMAND NOTE		297,789,994
Other Municipal Debt - 28.3%

Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 4/1/13, CP mode	800,000	800,000
Series 1993 B, 0.4% tender 3/6/13, CP mode	1,600,000	1,600,000
		2,400,000
New Jersey - 25.0%
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2012, 2% 10/8/13	2,000,000	2,018,069
Burlington County Gen. Oblig. BAN Series 2012 C, 1.5% 9/6/13	8,004,800	8,057,295
Cape May Gen. Oblig. BAN 1.5% 7/19/13	4,600,000	4,619,320
Carteret Gen. Oblig. BAN 1.5% 10/18/13	2,018,000	2,027,119
Cliffside Park Gen. Oblig. BAN 1.5% 7/24/13	2,000,000	2,008,779
Cranbury Township Gen. Oblig. BAN 1.5% 1/10/14	1,000,000	1,008,238
Denville Township BAN 1.5% 10/17/13	1,000,000	1,007,347
Englewood Gen. Oblig. BAN:
Series 2012 A, 1.5% 5/3/13	5,700,000	5,709,195
1.25% 12/20/13	2,900,000	2,913,913
Florham Park Gen. Oblig. BAN 1% 10/24/13	1,000,000	1,005,069
Franklin Lakes Gen. Oblig. BAN 1.5% 10/25/13	1,000,000	1,007,598
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series 2012 A, 2% 11/1/13	2,325,000	2,353,250
Hopatcong Borough Gen. Oblig. BAN 1.5% 8/2/13	2,800,000	2,813,172
Lacey Township Gen. Oblig. BAN Series 2012 B, 1.25% 7/18/13	1,400,000	1,403,176
Livingston Township Gen. Oblig. BAN 1.25% 2/13/14	2,500,000	2,523,347
Mahwah Township Gen. Oblig. BAN 1.5% 8/9/13	1,400,000	1,407,756
Mercer County Gen. Oblig. BAN Series 2012 A, 1.5% 12/5/13	7,300,000	7,370,669
Middlesex County Gen. Oblig. BAN:
1.5% 6/6/13	2,281,000	2,288,252
2% 3/21/13	8,200,000	8,208,419
Morris Township Gen. Oblig. BAN 1.5% 11/15/13	3,600,000	3,631,318
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Bonds:
5% 9/1/13	$ 420,000	$ 429,959
5% 9/1/13 (Escrowed to Maturity)	980,000	1,003,237
New Jersey Envir. Infrastructure Trust Bonds:
5% 9/1/13	985,000	1,008,547
5% 9/1/13 (Escrowed to Maturity)	15,000	15,359
New Jersey Tobacco Settlement Fing. Corp. Bonds Series 2003:
6.25% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	2,250,000	2,283,955
6.375% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	1,585,000	1,609,435
6.75% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	6,390,000	6,495,574
7% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	4,100,000	4,171,177
New Jersey Trans. Trust Fund Auth. Bonds Series 2003 A, 5.5% 12/15/13	345,000	358,708
North Brunswick Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/7/13	5,778,500	5,811,137
Oakland Gen. Oblig. BAN 1.25% 2/7/14	1,700,000	1,712,239
Ocean Township Gen. Oblig. BAN Series 2012, 1.5% 12/18/13	3,200,000	3,222,385
Ramsey School District BAN 1.5% 7/22/13	2,500,000	2,507,288
Ridgewood Gen. Oblig. BAN 1.5% 6/21/13	3,200,000	3,210,063
River Vale Township Gen. Oblig. BAN 1.25% 10/14/13	3,100,000	3,116,573
Robbinsville Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/6/13	3,700,000	3,718,823
Rutgers State Univ. Rev. Series 2013 B, 0.16% 5/20/13, CP	5,300,000	5,300,000
Sussex County Gen. Oblig. BAN:
1.25% 6/28/13	3,400,000	3,411,493
1.25% 9/17/13	1,000,000	1,005,462
Township of Lawrence BAN 1.5% 7/26/13	1,200,000	1,204,611
Union County Gen. Oblig. Bonds:
Series 2009, 4% 3/1/13	2,000,000	2,000,000
Series 2012 A, 2% 3/1/13	235,000	235,000
Series 2012 C, 2% 3/1/13	820,000	820,000
Verona Township Gen. Oblig. BAN:
1.5% 7/25/13	1,000,000	1,004,693
1.5% 8/9/13	1,598,000	1,605,930
West Caldwell Township BAN 1.5% 7/11/13	1,810,960	1,817,212
		122,460,161
Other Municipal Debt - continued
	Principal Amount	Value
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey Series 2012 B:
0.17% 4/1/13, CP	$ 7,006,000	$ 7,006,000
0.19% 3/6/13, CP	1,561,000	1,561,000
0.2% 3/1/13, CP	5,020,000	5,020,000
		13,587,000
TOTAL OTHER MUNICIPAL DEBT		138,447,161
Investment Company - 10.8%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.11% (b)(c)	53,028,000	53,028,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $489,265,155)		489,265,155
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,009,671
NET ASSETS - 100%		$ 490,274,826
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,700,000 or 4.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series: 1992 2, 0.16% 4/1/13, VRDN	2/14/92	$ 6,900,000
1997 1, 0.16% 4/1/13, VRDN	8/9/02	$ 8,900,000
1997 2, 0.16% 4/1/13, VRDN	9/15/97	$ 7,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 8,618
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2013, the cost of investment securities for income tax purposes was $489,265,155.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 28, 2013

1.814096.108

CTM-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 57.9%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 3/7/13, VRDN (b)(e)	$ 1,100,000	$ 1,100,000
Connecticut - 51.7%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.15% 3/7/13 (Liquidity Facility Bank of America NA) (b)(f)	2,000,000	2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.1% 3/7/13, LOC Citibank NA, VRDN (b)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.43% 3/7/13, LOC RBS Citizens NA, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 B, 0.38% 3/7/13, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series Putters 3996, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Series WF 11 89C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	23,100,000	23,100,000
Series B, 0.09% 3/7/13 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,460,000	16,460,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Avon Old Farms Proj.):
Series A, 0.17% 3/7/13, LOC Bank of America NA, VRDN (b)	15,470,000	15,470,000
Series B, 0.17% 3/7/13, LOC Bank of America NA, VRDN (b)	5,885,000	5,885,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.19% 3/7/13, LOC Bank of America NA, VRDN (b)	1,100,000	1,100,000
(Choate Rosemary Hall Proj.) Series D, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	1,905,000	1,905,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.1% 3/7/13, LOC TD Banknorth, NA, VRDN (b)	13,470,000	13,470,000
(Gaylord Hosp. Proj.) Series B, 0.17% 3/7/13, LOC Bank of America NA, VRDN (b)	16,665,000	16,665,000
(Greenwich Hosp. Proj.) Series C, 0.13% 3/7/13, LOC Bank of America NA, VRDN (b)	35,265,000	35,265,000
(Griffin Hosp. Proj.) Series C, 0.08% 3/7/13, LOC Wells Fargo Bank NA, VRDN (b)	20,300,000	20,300,000
(Hamden Hall Country Day School Proj.) Series A, 0.15% 3/7/13, LOC RBS Citizens NA, VRDN (b)	14,750,000	14,750,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Hosp. for Spl. Care Proj.) Series E, 0.1% 3/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	$ 5,850,000	$ 5,850,000
(Masonicare Corp. Proj.) Series C, 0.13% 3/7/13, LOC Manufacturers & Traders Trust Co., VRDN (b)	73,680,000	73,680,000
(Pierce Memorial Baptist Home Proj.) Series A, 0.15% 3/7/13, LOC Bank of America NA, VRDN (b)	7,770,000	7,770,000
(Ridgefield Academy Proj.) Series A, 0.11% 3/7/13, LOC TD Banknorth, NA, VRDN (b)	10,490,000	10,490,000
(Sacred Heart Univ. Proj.) Series F, 0.13% 3/7/13, LOC Bank of America NA, VRDN (b)	19,045,000	19,045,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	152,280,000	152,280,000
(Trinity College Proj.) Series L, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	10,525,000	10,525,000
(Wesleyan Univ. Proj.) Series H, 0.08% 3/7/13, VRDN (b)	2,705,000	2,705,000
(Yale Univ. Proj.):
Series U1, 0.09% 3/7/13, VRDN (b)	6,250,000	6,250,000
Series U2, 0.09% 3/7/13, VRDN (b)	30,815,000	30,815,000
Series X2, 0.09% 3/7/13, VRDN (b)	55,310,000	55,310,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	4,700,000	4,700,000
Series K2, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	2,970,000	2,970,000
Series L1, 0.15% 3/7/13, LOC Bank of America NA, VRDN (b)	46,750,000	46,750,000
Series L2, 0.15% 3/7/13, LOC Bank of America NA, VRDN (b)	40,480,000	40,480,000
Participating VRDN:
Series BA 08 1080, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (b)(f)	13,114,000	13,114,000
Series BBT 08 17, 0.1% 3/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,135,000	10,135,000
Series BBT 08 32, 0.1% 3/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	14,330,000	14,330,000
Series EGL 02 6027 Class A, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (b)(f)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (b)(f)	51,400,000	51,400,000
Series MS 06 1884, 0.11% 3/7/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,585,000	2,585,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series Putters 3363, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 5,630,000	$ 5,630,000
Series ROC II R 11854, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (b)(f)	11,510,000	11,510,000
Series Solar 07 27, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	25,565,000	25,565,000
Series 2007 B, 0.13% 3/7/13, LOC TD Banknorth, NA, VRDN (b)	12,425,000	12,425,000
Series 2007 D, 0.17% 3/7/13, LOC Bank of America NA, VRDN (b)	10,710,000	10,710,000
Series 2011 B, 0.13% 3/7/13, LOC Bank of America NA, VRDN (b)	48,090,000	48,090,000
Series 2013 O, 0.1% 3/7/13, LOC Wells Fargo Bank NA, VRDN (b)	30,000,000	30,000,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.1% 3/7/13, LOC HSBC Bank USA, NA, VRDN (b)	7,445,000	7,445,000
Series 2010, 0.11% 3/7/13, LOC HSBC Bank USA, NA, VRDN (b)	4,000,000	4,000,000
Participating VRDN Series Putters 4091, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	11,070,000	11,070,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.11% 3/7/13, LOC Freddie Mac, VRDN (b)(e)	30,095,000	30,095,000
Waterford Gen. Oblig. Participating VRDN Series Putters 4074, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	7,065,000	7,065,000
		981,559,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.29% 3/7/13, VRDN (b)	500,000	500,000
0.29% 3/7/13, VRDN (b)	300,000	300,000
		800,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.35% 3/7/13, VRDN (b)(e)	1,100,000	1,100,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.32% 3/7/13, VRDN (b)(e)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.2% 3/7/13, LOC KeyBank NA, VRDN (b)	$ 2,200,000	$ 2,200,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 3/7/13, LOC Cr. Industriel et Commercial, VRDN (b)	1,700,000	1,700,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.2% 3/7/13, VRDN (b)	6,200,000	6,200,000
Puerto Rico - 5.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.11% 3/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (b)	76,590,000	76,590,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.11% 3/7/13, LOC Barclays Bank PLC NY Branch, VRDN (b)	27,000,000	27,000,000
		103,590,000
TOTAL VARIABLE RATE DEMAND NOTE		1,099,349,000
Other Municipal Debt - 27.6%

Connecticut - 27.5%
Berlin Gen. Oblig. BAN 1.25% 5/23/13	9,703,000	9,726,240
Bethel Gen. Oblig. BAN 1.25% 8/15/13	7,470,000	7,505,231
Bloomfield Gen. Oblig. BAN 1.5% 11/1/13	3,500,000	3,530,536
Branford Gen. Oblig. BAN Series 2012, 1.5% 8/15/13	5,910,000	5,944,517
Brookfield Gen. Oblig. BAN 1.25% 1/24/14	8,580,000	8,660,962
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
0.4% tender 3/19/13, CP mode	1,000,000	1,000,000
0.4% tender 4/3/13, CP mode	8,300,000	8,300,000
Connecticut Gen. Oblig. Bonds:
Series 2001 C:
5.5% 12/15/13	100,000	103,944
5.5% 12/15/13	2,525,000	2,630,235
Series 2003 B, 5% 4/15/13 (Pre-Refunded to 4/15/13 @ 100)	5,000,000	5,029,424
Series 2003 C, 5% 5/1/13	1,050,000	1,058,401
Series 2003 F, 5% 10/15/13	2,500,000	2,574,396
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig. Bonds: - continued
Series 2004 B:
5% 6/1/13	$ 1,250,000	$ 1,264,876
5% 12/1/13	1,250,000	1,295,198
Series 2004 C, 5% 4/1/13	3,500,000	3,514,306
Series 2004 D, 3.4% 12/1/13	750,000	767,712
Series 2005 D, 5% 11/15/13	165,000	170,241
Series 2006 A, 4% 12/15/13	600,000	617,534
Series 2006 B, 4% 5/1/13	1,450,000	1,459,240
Series 2007 A, 4% 5/1/13	1,840,000	1,851,759
Series 2007 B, 4% 5/1/13	1,100,000	1,106,905
Series 2007 E, 5% 3/15/13	4,250,000	4,257,947
Series 2008 A, 3.25% 4/15/13	800,000	802,947
Series 2009 A:
5% 3/1/13	1,000,000	1,000,000
5% 1/1/14	1,425,000	1,481,904
Series 2010 C, 5% 12/1/13	1,000,000	1,036,368
Series 2011 A, 0.26% 5/15/13 (b)	17,200,000	17,203,827
Series 2011 D:
2% 11/1/13	3,000,000	3,036,139
3% 11/1/13	1,000,000	1,018,378
5% 11/1/13	3,900,000	4,025,632
Series 2011 E, 5% 11/1/13	6,000,000	6,193,296
Series 2012 A, 0.1% 4/15/13 (b)	11,800,000	11,800,000
Series 2012 C, 3% 6/1/13	2,145,000	2,159,657
Series 2012 D, 0.09% 9/15/13 (b)	25,000,000	24,997,239
Series 2012 F:
1% 3/15/13	11,375,000	11,378,549
1% 9/15/13	17,700,000	17,773,738
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. Proj.):
Series S1:
0.13% tender 3/15/13, CP mode	11,000,000	11,000,000
0.13% tender 3/19/13, CP mode	3,060,000	3,060,000
Series S2:
0.13% tender 3/1/13, CP mode	18,200,000	18,200,000
0.14% tender 4/3/13, CP mode	11,800,000	11,800,000
Series 2013 M, 3% 11/1/13	865,000	880,467
Series Floaters 13 TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	29,200,000	29,200,000
Connecticut Hsg. Fin. Auth. Bonds:
Series 2008 G, 0.3%, tender 5/15/13 (b)	4,235,000	4,235,000
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth. Bonds: - continued
Series 2011 F3, 0.7%, tender 12/19/13 (b)	$ 1,500,000	$ 1,501,830
Series 2012 A, 0.22% 5/15/13	5,250,000	5,250,000
Series 2012 D1:
0.22% 5/15/13	12,350,000	12,350,000
0.55% 11/15/13	1,505,000	1,508,091
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 1998 A, 5.5% 10/1/13	5,000,000	5,154,938
Series 2003 B, 5% 1/1/14	575,000	597,558
Series 2004 A, 5% 7/1/13	615,000	624,793
Series 2005 A, 5% 7/1/13	7,000,000	7,112,215
Series 2009 A, 5% 12/1/13	5,575,000	5,775,881
Series 2011 A, 5% 12/1/13	1,000,000	1,035,743
Series 2011 B:
3% 12/1/13	1,400,000	1,429,465
5% 12/1/13	2,435,000	2,523,761
Series 2012 A, 2% 1/1/14	18,400,000	18,676,578
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2003 B, 5% 10/1/13	500,000	513,749
Series 2009 C, 5% 10/1/13	500,000	513,825
Danbury Gen. Oblig. BAN Series 2012 A, 1.25% 7/26/13	2,500,000	2,510,137
East Hampton Gen. Oblig. BAN 1.25% 8/15/13	3,535,000	3,551,499
East Lyme Gen. Oblig. BAN 1.25% 7/25/13	3,450,000	3,463,755
Fairfield Gen. Oblig. BAN Series 2012, 1.5% 7/19/13	12,135,000	12,195,435
Glastonbury Gen. Oblig. Bonds Series 2010, 5% 5/15/13	1,320,000	1,332,942
Greenwich Gen. Oblig.:
BAN Series 2013, 1% 1/23/14	55,000,000	55,414,325
Bonds Series 2013, 4% 1/15/14	4,200,000	4,340,780
Hartford County Metropolitan District Gen. Oblig. Bonds Series 2013 A, 4% 2/1/14	1,515,000	1,568,037
Hartford Gen. Oblig. Bonds Series 2012 A, 2% 4/1/13	2,500,000	2,503,428
Ledyard Gen. Oblig. BAN 1.5% 10/14/13	4,985,000	5,023,331
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN 1.25% 1/8/14	7,825,000	7,895,247
Middletown Gen. Oblig. BAN 1.5% 4/10/13	13,050,000	13,068,541
Milford Gen. Oblig.:
BAN 2% 5/2/13	14,290,000	14,334,250
Bonds:
Series 2012 B, 2% 11/1/13	1,555,000	1,573,200
Series 2012, 2% 11/1/13	1,170,000	1,183,710
New Milford Gen. Oblig. BAN 1% 7/25/13	510,000	511,220
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Oxford Gen. Oblig. BAN:
0.75% 7/25/13 (a)	$ 2,700,000	$ 2,705,454
1.5% 7/25/13	3,964,000	3,983,922
Redding Gen. Oblig. BAN 1.25% 3/25/13	1,750,000	1,750,977
Ridgefield Gen. Oblig. BAN 1.25% 12/17/13	6,200,000	6,251,251
Rocky Hill Gen. Oblig. BAN 1.25% 8/15/13	2,000,000	2,008,406
South Windsor Gen. Oblig. BAN 1.25% 2/19/14	10,105,000	10,208,972
Stamford Gen. Oblig. Bonds Series 2013, 2% 2/1/14	1,450,000	1,473,380
Trumbull Gen. Oblig.:
BAN 1.25% 9/6/13	17,426,000	17,517,748
Bonds Series 2012, 2% 9/1/13	1,070,000	1,079,307
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2004 A, 5% 1/15/14	350,000	364,328
Series 2011 A, 3% 2/15/14	1,000,000	1,026,520
Univ. of Connecticut Rev. Bonds Series 2012 A, 1.5% 11/15/13	2,625,000	2,649,149
Watertown Gen. Oblig. BAN 2% 3/28/13	7,100,000	7,109,327
Windsor Locks Gen. Oblig. BAN 1% 4/4/13	750,000	750,452
Wolcott Gen. Oblig. BAN 1.5% 10/24/13	9,780,000	9,855,330
Woodbridge Gen. Oblig. BAN 1.5% 8/23/13	2,935,000	2,952,681
		521,378,213
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 4/3/13, CP mode (e)	2,700,000	2,700,000
TOTAL OTHER MUNICIPAL DEBT		524,078,213
Investment Company - 14.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.13% (c)(d)	265,763,000	265,763,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,889,190,213)		1,889,190,213
NET OTHER ASSETS (LIABILITIES) - 0.5%		10,344,020
NET ASSETS - 100%		$ 1,899,534,233
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,200,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series Floaters 13 TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	4/2/08 - 9/5/12	$ 29,200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 74,196
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2013, the cost of investment securities for income tax purposes was $1,889,190,213.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 28, 2013

1.814343.108

NJS-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.0%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 3/7/13, VRDN (b)(e)	$ 1,400,000	$ 1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.15% 3/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	2,500,000	2,500,000
		3,900,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.23% 3/1/13, VRDN (b)(e)	2,550,000	2,550,000
Delaware/New Jersey - 0.6%
Delaware River & Bay Auth. Rev. Series 2008, 0.08% 3/7/13, LOC TD Banknorth, NA, VRDN (b)	13,800,000	13,800,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.17% 3/7/13, LOC Bank of America NA, VRDN (b)(e)	3,200,000	3,200,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.16% 3/7/13, VRDN (b)(e)	8,000,000	8,000,000
Kentucky - 0.3%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.1% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	5,000,000	5,000,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.14% 3/1/13, LOC PNC Bank NA, VRDN (b)(e)	2,070,000	2,070,000
		7,070,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.11% 3/7/13, VRDN (b)(e)	2,500,000	2,500,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.29% 3/7/13, VRDN (b)	600,000	600,000
0.29% 3/7/13, VRDN (b)	400,000	400,000
		3,500,000
Minnesota - 0.1%
St. Paul City Port Auth. District Heating Rev. Series 2009 7Q, 0.13% 3/7/13, LOC Deutsche Bank AG, VRDN (b)	2,300,000	2,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.35% 3/7/13, VRDN (b)(e)	$ 1,400,000	$ 1,400,000
New Jersey - 38.7%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.1% 3/7/13, LOC Fannie Mae, VRDN (b)(e)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.09% 3/7/13, LOC Fannie Mae, VRDN (b)(e)	900,000	900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.11% 3/7/13, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,185,000	4,185,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.11% 3/7/13, LOC Bank of New York, New York, VRDN (b)	43,795,000	43,795,000
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.13% 3/1/13, LOC Bank of America NA, VRDN (b)	9,135,000	9,135,000
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.09% 3/7/13, LOC Barclays Bank PLC, VRDN (b)	23,935,000	23,935,000
Series 2003 A2, 0.09% 3/7/13, LOC Barclays Bank PLC, VRDN (b)	33,200,000	33,200,000
Series 2003 A3, 0.09% 3/7/13, LOC Barclays Bank PLC, VRDN (b)	8,500,000	8,500,000
Series 2003 A4, 0.09% 3/7/13, LOC Barclays Bank PLC, VRDN (b)	12,100,000	12,100,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Duke Farms Foundation Proj.) Series 2009 A, 0.11% 3/1/13, LOC Northern Trust Co., VRDN (b)	1,500,000	1,500,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev.:
(NUI Corp. Proj.) Series 1996 A, 0.13% 3/1/13 (AGL Resources, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)(e)	24,900,000	24,900,000
Series 2007, 0.13% 3/7/13 (AGL Resources, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)(e)	13,650,000	13,650,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
(Natural Gas Co. Proj.):
Series 2011 B, 0.13% 3/1/13, VRDN (b)(e)	16,600,000	16,600,000
Series 2011 C, 0.13% 3/7/13, VRDN (b)(e)	17,400,000	17,400,000
(South Jersey Gas Co. Proj.) Series 2006-1, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	21,800,000	21,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	$ 11,550,000	$ 11,550,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.13% 3/7/13, LOC Wells Fargo Bank NA, VRDN (b)	18,315,000	18,315,000
(The Hun School of Princeton Proj.) Series 2004, 0.1% 3/7/13, LOC PNC Bank NA, VRDN (b)	9,310,000	9,310,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.14% 3/7/13, LOC Citibank NA, VRDN (b)(e)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.14% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Series 2006 A, 0.14% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.09% 3/7/13, LOC TD Banknorth, NA, VRDN (b)	29,395,000	29,395,000
Participating VRDN:
Series Putters 3922, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,335,000	4,335,000
Series ROC II R 14043, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (b)(f)	23,340,000	23,340,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (b)(f)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.13% 3/7/13, LOC Bank of America NA, VRDN (b)	41,630,000	41,630,000
Series 2008 C, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	8,995,000	8,995,000
(Barnabas Health Proj.) Series 2011 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	26,000,000	26,000,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.1% 3/7/13, LOC PNC Bank NA, VRDN (b)	7,355,000	7,355,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	2,050,000	2,050,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (b)	10,185,000	10,185,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(South Jersey Hosp. Proj.) Series 2004 A4, 0.1% 3/7/13, LOC TD Banknorth, NA, VRDN (b)	$ 1,200,000	$ 1,200,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.1% 3/7/13, LOC TD Banknorth, NA, VRDN (b)	24,195,000	24,195,000
(Virtua Health Proj.):
Series 2009 B, 0.1% 3/1/13, LOC JPMorgan Chase Bank, VRDN (b)	10,165,000	10,165,000
Series 2009 C, 0.12% 3/1/13, LOC JPMorgan Chase Bank, VRDN (b)	11,800,000	11,800,000
Series 2009 E, 0.1% 3/7/13, LOC TD Banknorth, NA, VRDN (b)	6,000,000	6,000,000
Series 2006 A6, 0.1% 3/7/13, LOC TD Banknorth, NA, VRDN (b)	4,465,000	4,465,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.14% 3/7/13, LOC Bank of America NA, VRDN (b)	37,740,000	37,740,000
Series 2008 F, 0.15% 3/7/13, LOC Bank of America NA, VRDN (b)(e)	88,425,000	88,425,000
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 A, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)	37,275,000	37,275,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.09% 3/7/13, LOC Wells Fargo Bank NA, VRDN (b)	48,360,000	48,360,000
Series 2009 D, 0.09% 3/7/13, LOC Wells Fargo Bank NA, VRDN (b)	99,900,000	99,900,002
Salem County Poll. Cont. Fin. Auth. Rev.:
(Atlantic City Elec. Co. Proj.) Series 1997 B, 0.15% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,400,000	4,400,000
(Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.3% 3/7/13, VRDN (b)	1,300,000	1,300,000
Series 2012 A, 0.32% 3/7/13, VRDN (b)(e)	10,700,000	10,700,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.13% 3/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,140,000	7,140,000
Vineland Gen. Oblig. 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	24,615,000	24,615,000
		946,720,002
New Jersey/Pennsylvania - 3.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.12% 3/7/13, LOC Bank of America NA, VRDN (b)	46,475,000	46,475,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.: - continued
Series 2008 B, 0.09% 3/7/13, LOC TD Banknorth, NA, VRDN (b)	$ 8,605,000	$ 8,605,000
Series 2010 B, 0.12% 3/7/13, LOC Bank of America NA, VRDN (b)	29,200,000	29,200,000
		84,280,000
New York - 0.7%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.2% 3/7/13, LOC KeyBank NA, VRDN (b)	3,100,000	3,100,000
New York City Gen. Oblig. Series 2008 J8, 0.13% 3/1/13, LOC Landesbank Baden-Wuert, VRDN (b)	2,900,000	2,900,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (b)(e)	12,200,000	12,200,000
		18,200,000
New York & New Jersey - 10.4%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.16% 3/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	35,980,000	35,980,000
Series BA 08 1066, 0.2% 3/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,540,000	3,540,000
Series BA 08 1067, 0.16% 3/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,815,000	5,815,000
Series BA 08 1107, 0.16% 3/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	24,260,000	24,260,000
Series BC 11 17B, 0.12% 3/7/13 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	6,460,000	6,460,000
Series EGL 06 107 Class A, 0.16% 3/7/13 (Liquidity Facility Citibank NA) (b)(e)(f)	33,200,000	33,200,000
Series MS 3266, 0.1% 3/7/13 (Liquidity Facility Cr. Suisse) (b)(f)	5,050,000	5,050,000
Series Putters 2945, 0.16% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,670,000	1,670,000
Series Putters 3114, 0.16% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,190,000	7,190,000
Series Putters 3162, 0.16% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	22,605,000	22,605,000
Series Putters 3172, 0.16% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,505,000	13,505,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 3862, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 7,750,000	$ 7,750,000
Series Putters 4001 Z, 0.16% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,155,000	7,155,000
Series Putters 4129, 0.16% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,250,000	9,250,000
Series Putters 4217, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,290,000	3,290,000
Series RBC O 19, 0.13% 3/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,470,000	3,470,000
Series ROC II R 11439, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (b)(f)	2,690,000	2,690,000
Series ROC II R 14023, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (b)(f)	2,000,000	2,000,000
Series Solar 06 16, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	12,685,000	12,685,000
Series 1991 1, 0.19% 4/1/13, VRDN (b)(e)(g)	8,800,000	8,800,000
Series 1991 3, 0.19% 4/1/13, VRDN (b)(e)(g)	9,800,000	9,800,000
Series 1992 1, 0.16% 4/1/13, VRDN (b)(g)	6,800,000	6,800,000
Series 1995 3, 0.19% 4/1/13, VRDN (b)(e)(g)	9,400,000	9,400,000
Series 1995 4, 0.19% 4/1/13, VRDN (b)(e)(g)	10,500,000	10,500,000
Series 1997 2, 0.16% 4/1/13, VRDN (b)(g)	1,000,000	1,000,000
		253,865,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 3/7/13, LOC Cr. Industriel et Commercial, VRDN (b)	2,600,000	2,600,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.31% 3/7/13, VRDN (b)	6,900,000	6,900,000
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.11% 3/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (b)	38,550,000	38,550,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.11% 3/7/13, LOC Barclays Bank PLC NY Branch, VRDN (b)	5,700,000	5,700,000
		44,250,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.14% 3/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	$ 5,000,000	$ 5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.17% 3/1/13, LOC Bank of America NA, VRDN (b)	1,800,000	1,800,000
		6,800,000
Texas - 0.3%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 3/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,100,000	1,100,000
Texas Gen. Oblig. Participating VRDN Series SG 152, 0.12% 3/1/13 (Liquidity Facility Societe Generale) (b)(f)	6,470,000	6,470,000
		7,570,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.16% 3/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,500,000	2,500,000
TOTAL VARIABLE RATE DEMAND NOTE		1,419,405,002
Other Municipal Debt - 29.3%

Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/11/13, CP mode	900,000	900,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 4/3/13, CP mode (e)	3,400,000	3,400,000
		4,300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 4/1/13, CP mode	3,740,000	3,740,000
Series 1993 B, 0.4% tender 3/6/13, CP mode	1,650,000	1,650,000
		5,390,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A:
0.4% tender 4/3/13, CP mode (e)	$ 2,900,000	$ 2,900,000
0.45% tender 4/1/13, CP mode (e)	2,500,000	2,500,000
		5,400,000
New Jersey - 24.9%
Bergen County Gen. Oblig. Bonds Series 2012 C, 1% 12/1/13	2,100,000	2,111,827
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2012, 2% 10/8/13	8,400,000	8,475,888
Burlington County Gen. Oblig. BAN:
Series 2012 C, 1.5% 9/6/13	32,200,000	32,411,164
Series 2012 D, 1.25% 12/26/13	18,584,718	18,740,033
Cape May Gen. Oblig.:
BAN 1.5% 7/19/13	18,145,000	18,221,209
Bonds Series 2012, 0.05% 8/15/13	1,900,000	1,897,398
Carteret Gen. Oblig. BAN 1.5% 10/18/13	8,900,000	8,940,217
Chatham Township Gen. Oblig. BAN 1.5% 7/19/13	6,478,000	6,504,460
Cherry Hill Township Gen. Oblig. Bonds Series 2012, 2% 5/1/13	2,540,000	2,547,487
Cliffside Park Gen. Oblig. BAN:
0.5% 4/26/13	3,160,000	3,160,625
1.5% 7/24/13	8,000,000	8,035,118
Cranbury Township Gen. Oblig. BAN 1.5% 1/10/14	4,018,500	4,051,606
Denville Township BAN 1.5% 10/17/13	4,066,730	4,096,610
Englewood Gen. Oblig. BAN Series 2012 A, 1.5% 5/3/13	22,171,753	22,207,518
Florham Park Gen. Oblig. BAN:
1% 10/24/13	5,010,000	5,035,394
1.25% 10/24/13	1,916,000	1,925,281
Franklin Lakes Gen. Oblig. BAN 1.5% 10/25/13	3,129,575	3,153,353
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series 2005 B, 6.375% 11/1/13	4,000,000	4,165,956
Hopatcong Borough Gen. Oblig. BAN 1.5% 8/2/13	11,092,000	11,144,181
Hopewell Township Gen. Oblig. BAN 1.25% 6/7/13	3,925,666	3,936,260
Lacey Township Gen. Oblig. BAN Series 2012 B, 1.25% 7/18/13	5,400,000	5,412,249
Livingston Township Gen. Oblig. BAN 1.25% 2/13/14	11,900,000	12,011,130
Long Beach Township Gen. Oblig. BAN Series 2012 A, 2% 3/28/13	6,589,450	6,596,723
Mahwah Township Gen. Oblig. BAN 1.5% 8/9/13	5,400,000	5,429,917
Mercer County Gen. Oblig. BAN Series 2012 A, 1.5% 12/5/13	31,700,000	32,006,878
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Middlesex County Gen. Oblig. BAN 2% 3/21/13	$ 36,800,000	$ 36,837,781
Morris Township Gen. Oblig. BAN 1.5% 11/15/13	15,400,000	15,533,973
New Jersey Bldg. Auth. State Bldg. Rev. Bonds:
Series 2007 A, 5% 6/15/13	1,085,000	1,099,644
Series 2011 A, 3.5% 6/15/13	1,000,000	1,009,467
New Jersey Econ. Dev. Auth. Rev. Bonds (Keystone Urban Renewal Proj.) Series 1992:
0.25% tender 4/1/13, LOC BNP Paribas SA, CP mode (e)	4,975,000	4,975,000
0.27% tender 3/15/13, LOC BNP Paribas SA, CP mode (e)	4,975,000	4,975,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Bonds:
Series 2009, 5% 12/15/13 (Escrowed to Maturity)	2,500,000	2,594,590
5% 9/1/13	1,860,000	1,904,102
5% 9/1/13 (Escrowed to Maturity)	4,240,000	4,340,534
New Jersey Edl. Facilities Auth. Rev. Bonds Series 2012 B, 2% 7/1/13	2,140,000	2,150,186
New Jersey Gen. Oblig. Bonds:
Series 2001 I, 5.25% 7/1/13	1,000,000	1,016,926
Series 2010 Q, 4% 8/15/13	5,855,000	5,956,822
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2012, 3% 7/1/13	775,000	780,788
New Jersey Tobacco Settlement Fing. Corp. Bonds Series 2003:
6.25% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	18,425,000	18,709,773
6.375% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	6,465,000	6,566,655
6.75% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	26,565,000	27,004,839
7% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	14,495,000	14,745,158
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2001 C, 5.5% 12/15/13	3,000,000	3,125,201
Series 2011 B, 4% 6/15/13	4,300,000	4,345,724
North Brunswick Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/7/13	22,600,000	22,727,645
Oakland Gen. Oblig. BAN 1.25% 2/7/14	8,103,020	8,161,356
Ocean City Gen. Oblig. BAN:
1.5% 6/21/13	9,350,000	9,379,408
2% 3/8/13	9,750,000	9,752,696
Ocean Township Gen. Oblig. BAN Series 2012, 1.5% 12/18/13	13,941,890	14,039,416
Passaic County Gen. Oblig.:
BAN Series 2012 A, 1.25% 12/27/13	23,500,000	23,689,274
Bonds:
Series 2011, 5% 5/1/13	2,450,000	2,468,850
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Passaic County Gen. Oblig.: - continued
Series 2012 A, 2% 4/1/13	$ 1,025,000	$ 1,026,300
Princeton Township Gen. Oblig. BAN 1.5% 11/1/13	4,000,000	4,033,723
Randolph Township Gen. Oblig. BAN 2% 3/27/13	7,980,000	7,989,226
Ridgewood Gen. Oblig. BAN 1.5% 6/21/13	12,573,300	12,612,838
River Vale Township Gen. Oblig. BAN 1.25% 10/14/13	15,400,000	15,482,329
Robbinsville Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/6/13	14,445,351	14,518,838
Rutgers State Univ. Rev. Series 2013 B, 0.16% 5/20/13, CP	20,700,000	20,700,000
Somerset County Gen. Oblig. Bonds Series 2012 B, 2% 7/15/13	1,820,000	1,831,426
Sussex County Gen. Oblig. BAN:
1.25% 6/28/13	13,600,000	13,645,973
1.25% 9/17/13	4,250,000	4,273,212
Township of Lawrence BAN 1.5% 7/26/13	4,752,000	4,770,258
Union County Gen. Oblig. Bonds Series 2012 B, 2% 3/1/13	4,060,000	4,060,000
Upper Saddle River Gen. Oblig. BAN 1.25% 2/21/14	5,007,652	5,052,542
Verona Township Gen. Oblig. BAN:
1.5% 7/25/13	3,643,700	3,660,799
1.5% 8/9/13	6,200,000	6,230,766
Watchung Gen. Oblig. BAN 1.25% 2/28/14	4,381,200	4,415,105
West Caldwell Township BAN 1.5% 7/11/13	7,300,000	7,325,202
		611,737,827
New York & New Jersey - 3.7%
Port Auth. of New York & New Jersey:
Bonds 139th Series, 5% 10/1/13 (e)	1,000,000	1,027,694
Series 2012 A:
0.19% 4/4/13, CP (e)	16,155,000	16,155,000
0.21% 3/5/13, CP (e)	21,055,000	21,055,000
0.21% 3/20/13, CP (e)	8,120,000	8,120,000
0.21% 3/26/13, CP (e)	7,615,000	7,615,000
Series 2012 B:
0.17% 4/1/13, CP	7,515,000	7,515,000
0.19% 3/6/13, CP	5,503,500	5,503,500
0.2% 3/13/13, CP	1,405,000	1,405,000
Series 2012, 0.19% 5/2/13, CP (e)	8,900,000	8,900,000
Series 2013 A:
0.16% 5/14/13, CP (e)	2,620,000	2,620,000
Other Municipal Debt - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 2013 A:
0.17% 6/6/13, CP (e)	$ 2,385,000	$ 2,385,000
Series 2013, 0.17% 6/11/13, CP (e)	7,490,000	7,490,000
		89,791,194
South Carolina - 0.1%
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 3/1/13, CP mode	2,200,000	2,200,000
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 3/14/13, CP mode (e)	300,000	300,000
TOTAL OTHER MUNICIPAL DEBT		719,119,021
Investment Company - 12.5%
	Shares
Fidelity Municipal Cash Central Fund, 0.13% (c)(d)	305,196,000	305,196,000
TOTAL INVESTMENT PORTFOLIO - 99.8%		2,443,720,023
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,105,651
NET ASSETS - 100%		$ 2,448,825,674
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,460,000 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,300,000 or 1.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Port Auth. of New York & New Jersey: Series 1991 1, 0.19% 4/1/13, VRDN	6/18/91	$ 8,800,000
Series 1991 3, 0.19% 4/1/13, VRDN	12/3/03	$ 9,800,000
Series 1992 1, 0.16% 4/1/13, VRDN	2/14/92	$ 6,800,000
Series 1995 3, 0.19% 4/1/13, VRDN	9/15/95	$ 9,400,000
Series 1995 4, 0.19% 4/1/13, VRDN	8/9/02	$ 10,500,000
Series 1997 2, 0.16% 4/1/13, VRDN	10/26/12	$ 1,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 77,554
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2013, the cost of investment securities for income tax purposes was $2,443,720,023.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2013